Voya Index Solution 2040 Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 4.4%
158,472	iShares 20+ Year Treasury Bond ETF	$16,235,456	2.5
257,693	iShares MSCI EAFE Small-Cap ETF	12,570,265	1.9

	Total Exchange-Traded Funds
	(Cost $39,844,058)	28,805,721	4.4

MUTUAL FUNDS: 95.1%
	Affiliated Investment Companies: 95.1%
5,691,649	Voya Emerging Markets Index Portfolio - Class P2	52,135,502	7.9
12,876,063	Voya International Index Portfolio - Class P2	109,704,053	16.5
2,624,195	Voya Russell Mid Cap Index Portfolio - Class P2	26,504,367	4.0
3,320,860	Voya Russell Small Cap Index Portfolio - Class P2	40,082,775	6.0
8,157,317	Voya U.S. Bond Index Portfolio - Class P2	73,823,719	11.1
21,905,984	Voya U.S. Stock Index Portfolio - Class P2	328,808,818	49.6

	Total Mutual Funds
	(Cost $779,965,244)	631,059,234	95.1

	Total Investments in Securities (Cost $819,809,302)	$659,864,955	99.5
	Assets in Excess of Other Liabilities	3,537,442	0.5
	Net Assets	$663,402,397	100.0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2022
Asset Table
Investments, at fair value
Exchange-Traded Funds	$28,805,721	$–	$–	$28,805,721
Mutual Funds	631,059,234	–	–	631,059,234
Total Investments, at fair value	$659,864,955	$–	$–	$659,864,955
Other Financial Instruments+
Futures	2,362,250	–	–	2,362,250
Total Assets	$662,227,205	$–	$–	$662,227,205

Liabilities Table
Other Financial Instruments+
Futures	$(2,677,543)	$–	$–	$(2,677,543)
Total Liabilities	$(2,677,543)	$–	$–	$(2,677,543)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Voya Index Solution 2040 Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2022, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 9/30/2022	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class P2	$62,147,413	$28,771,039	$(15,564,400)	$(23,218,550)	$52,135,502	$1,338,928	$(1,290,136)	$2,242,576
Voya International Index Portfolio - Class P2	144,693,779	38,446,972	(24,841,620)	(48,595,078)	109,704,053	4,840,571	720,424	-
Voya Russell Mid Cap Index Portfolio - Class P2	32,471,224	7,564,881	(3,097,373)	(10,434,365)	26,504,367	322,662	(370,092)	2,293,585
Voya Russell Small Cap Index Portfolio - Class P2	47,276,136	14,313,205	(3,752,257)	(17,754,309)	40,082,775	413,047	835,270	3,696,922
Voya U.S. Bond Index Portfolio - Class P2	73,302,591	52,443,454	(42,620,187)	(9,302,139)	73,823,719	1,434,916	(4,992,396)	-
Voya U.S. Stock Index Portfolio - Class P2	419,711,080	121,756,252	(65,274,119)	(147,384,395)	328,808,818	180,912	19,171,038	31,588,261
	$779,602,223	$263,295,803	$(155,149,956)	$(256,688,836)	$631,059,234	$8,531,036	$14,074,108	$39,821,344

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2022, the following futures contracts were outstanding for Voya Index Solution 2040 Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	154	12/16/22	$12,857,460	$(1,876,833)
U.S. Treasury Ultra Long Bond	75	12/20/22	10,275,000	(800,710)
			$23,132,460	$(2,677,543)
Short Contracts:
MSCI EAFE Index	(77)	12/16/22	(6,393,310)	703,256
S&P 500® E-Mini	(90)	12/16/22	(16,206,750)	1,658,994
			$(22,600,060)	$2,362,250

At September 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $821,442,604.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$2,362,250
Gross Unrealized Depreciation	(164,255,192)
Net Unrealized Depreciation	$(161,892,942)